Income Taxes Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Tax Credit Carryforward [Line Items]
Net operating loss carryforward	$ 2,787	$ 2,885
Components of Deferred Tax Assets [Abstract]
Accrued compensation	3,250	3,912
Accrued expenses	89	70
Net operating loss (NOL) carryforward	2,787	2,885
Other	306	362
Gross deferred tax assets	6,432	7,229
Valuation allowance	(3,183)	(3,661)
Total deferred tax asset	3,249	3,568
Components of Deferred Tax Liabilities [Abstract]
Depreciation and amortization	(3,236)	(3,546)
Prepaid expenses	(13)	(22)
Total deferred tax liabilities	(3,249)	(3,568)
Net deferred tax asset	0	$ 0
Tax year 2017
Tax Credit Carryforward [Line Items]
Net operating loss (NOL) carryforward	1,300
Federal Income Tax Authority
Tax Credit Carryforward [Line Items]
Net operating loss (NOL) carryforward	12,200
State Tax Authorities
Tax Credit Carryforward [Line Items]
Net operating loss (NOL) carryforward	$ 5,000